Subsequent Event - Additional Information (Detail) - Subsequent Event [Member] - Getrag Group of Companies [Member] € in Millions	Jan. 04, 2016 EUR (€)
Subsequent Event [Line Items]
Percentage of voting interest acquired	100.00%
Cash paid	€ 1,750